Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Assets [Abstract]
Foreign Currency Forwards		$ 2,189,239	$ 5,480,278
Put Options	[1]	49,182	0
Interest Rate Swaps		29,780	6,035
TOTAL		$ 2,268,201	$ 5,486,313

[1]	The Entity subscribed options according to Communication “A” 7546 issued by the B.C.R.A. The notional amounts of put options are 4,685,000 as of December 31, 2022.